Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payments
Schedule of changes in the number of SOPs and RSUs

SOPs	2025	WAEP (US$)	2024	WAEP (US$)	2023	WAEP (US$)

Outstanding on January 1	35,937,918	1.58	59,942,062	1.04	101,276,327	0.72
Exercised during the year	(14,110,158)	1.32	(23,795,083)	0.15	(39,100,504)	0.21
Forfeited during the year	(8,564)		(209,061)		(2,233,761)
Outstanding on December 31	21,819,196	1.80	35,937,918	1.58	59,942,062	1.04
Exercisable on December 31	21,819,196	1.80	35,771,297	1.58	53,561,964	0.94

RSUs	2025	WAGDFV (US$)	2024	WAGDFV (US$)	2023	WAEP (US$)

Outstanding on January 1	59,915,454	7.92	66,512,061	5.66	72,401,895	5.46
Granted during the year	37,616,075	11.91	27,823,420	11.33	35,823,472	4.97
Vested during the year	(33,525,131)	7.85	(29,598,948)	6.22	(29,212,440)	4.45
Forfeited during the year	(10,917,984)		(4,821,079)		(12,500,866)
Outstanding on December 31	53,088,414	10.54	59,915,454	7.92	66,512,061	5.66

Schedule of share-based compensation expense

	2025	2024	2023

SOP and RSU expenses and associated corporate and social security taxes expenses	352,828	393,788	256,103
RSUs and SOPs grant - business combination	3,570	5,480	13,400
Awards expenses and related taxes	2,575	8,936	19,814
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(29,517)	(35,535)	(33,703)
Total share-based compensation expenses (note 8)	329,456	372,669	255,614

Equity share-based compensation, net of shares withheld for employee taxes	122,175	170,252	160,309

	2025	2024	2023

Liability provision for taxes presented as salaries, allowances and social security contributions	109,855	88,139	66,075

Schedule of SOP characteristics and the valuation model

	2025	2024	2023
Weighted average share price at the date of exercise of options during the year (US$)	13.82	12.38	6.37
Weighted Average remaining contractual life of options outstanding at year-end	2.99	4.79	4.78

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	3.5%	8.7%	28.7%
US$ 0.11 to US$ 0.50	92.8%	30.5%	32.6%
US$ 0.51 to US$ 15.00	3.7%	60.8%	38.7%

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	2,357	56,392	50,403
Unvested	—	320	12,125

Schedule of RSUs and awards characteristics and the valuation model

	2025	2024
Most relevant vesting periods for the grants outstanding
3 years	50.97%	53.82%
5 years	42.78%	37.32%
Weighted-Average awards vesting period	3.8 years	3.1 years